Investment in Real Estate	3 Months Ended
Mar. 31, 2014
Investment In Real Estate [Abstract]
Investment In Real Estate Disclosure [Text Block]

5. Investment in Real Estate

On March 21, 2011, the Company purchased three 2-family buildings located in the Bronx, New York for $675,000, including related costs, and sold to the seller a one year option to buy back the properties for the same price (the “Buy Back Option”). The Buy Back Option was sold for $3,900, plus a monthly fee of $10,530 payable to the Company by the option holder for the life of the option.
On September 28, 2011, the option holder partially exercised the Buy Back Option with respect to one of the properties for $380,679. On October 1, 2011, the Company issued a new one year option for the two remaining properties at an aggregate exercise price of $294,321 with a monthly option fee of $4,591 (the “New Option”). On October 21, 2011, the option holder partially exercised the New Option to buy back one of the two remaining properties for $147,500 and had a continuing option, though October 1, 2012, to purchase the one remaining property at an exercise price of $146,821 with a monthly option fee of $2,296. Subsequently, the New Option’s expiration date was extended twice, on October 1, 2012, which extended the expiration date through March 30, 2013, and again on April 1, 2013, which extended the expiration date through September 30, 2013.
The New Option expired on September 30, 2013, and the Company continues to receive option fee payments on a month-to-month basis from the former option holder.
Other income for each of the three month periods ended March 31, 2014 and 2013 in the amount of $6,887, and for each of the years ended December 31, 2013 and 2012 in the amount of $27,548, represents the fees generated from the seller buy back options.